Depreciation, Amortization And Impairment - Summary Of Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 23,164	$ 24,281	$ 18,561
Cost of product revenue [member]
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	10,053
Research and development expenses [member]
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	9,757	21,764	16,358
General and administrative expenses [member]
Detailed Information About Depreciation Amortization And Impairment Expense Included In Consolidated Statements Profit Or Loss And Other Comprehensive Income Or Loss [Line Items]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 3,354	$ 2,517	$ 2,203